Share reserve - Summary of Number And Weighted Average Exercise Prices Of Share Options (Detail)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Statements [Line Items]
Number of stock options - Beginning of financial year	3,584,882	4,040,128
Number of stock options - End of financial year	3,295,652	3,584,882	4,040,128
Employee Stock Option Plan [Member]
Statements [Line Items]
Weighted average exercise price - Beginning of financial year | $ / shares	$ 5.37	$ 5.24	$ 5.23
Weighted average exercise price - Exercised during the year | $ / shares	3.81	4.01	4.01
Weighted average exercise price - Forfeited during the year | $ / shares	6.95	7.28	4.85
Weighted average exercise price - End of financial year | $ / shares	5.37	5.37	5.24
Weighted average exercise price - Vested and exercisable at 31 December | $ / shares	$ 5.49	$ 5.22	$ 4.83
Number of stock options - Beginning of financial year	3,469,030	3,924,275	4,000,595
Number of stock options - Exercised during financial year	(140,706)	(423,836)	(20,000)
Number of stock options - Forfeited during financial year	(148,523)	(31,409)	(56,320)
Number of stock options - End of financial year	3,179,801	3,469,030	3,924,275
Number of stock options - Vested and exercisable at 31 December	2,763,166	2,401,281	1,883,544
Non Executive Directors Plan [Member]
Statements [Line Items]
Weighted average exercise price - Beginning of financial year | $ / shares	$ 8.81	$ 8.81	$ 8.81
Weighted average exercise price - End of financial year | $ / shares	8.81	8.81	8.81
Weighted average exercise price - Vested and exercisable at 31 December | $ / shares	$ 8.81	$ 8.81	$ 8.81
Number of stock options - Beginning of financial year	115,851	115,851	115,851
Number of stock options - End of financial year	115,851	115,851	115,851
Number of stock options - Vested and exercisable at 31 December	115,851	115,851	86,753